Commitment and Contingencies - Contractual Obligation, Fiscal Year Maturity Schedule (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2014	$ 89.7
2015	84.2
2016	73.0
2017	59.8
2018	51.8
2019 and thereafter	315.5
Operating Leases, Future Minimum Payments Due	674.0
Guaranteed Minimum Franchise Payments
Other Commitment, Fiscal Year Maturity [Abstract]
2014	150.8
2015	97.2
2016	22.7
2017	14.7
2018	7.2
2019 and thereafter	38.7
Guaranteed minimum franchise payments	$ 331.3